Consolidated Statements of Changes in Equity - USD ($)	Share capital	Additional paid-in capital	Share-based payments reserve	Treasury share reserve	Translation reserve	Accumulated deficit	Equity attributable to equity holders of the Company	Non-controlling interest	Total
Beginning Balance at Dec. 31, 2021		$ 25,879,000	$ 140,489,000		$ 37,000	$ (327,497,000)	$ (161,092,000)	$ 44,000	$ (161,048,000)
Beginning Balance (in Shares) at Dec. 31, 2021	19,652,310
Profit for the year						7,303,000	7,303,000	107,000	7,410,000
Other comprehensive income		(118,000)			3,456,000		3,338,000		3,338,000
Total comprehensive income for the year, net of tax		(118,000)			3,456,000	7,303,000	10,641,000	107,000	10,748,000
Issue of shares to Cubic Games Studio Ltd's previous shareholders (in shares)	56,930
Issue of shares to Cubic Games Studio Ltd's previous shareholders		(2,103,000)					(2,103,000)		(2,103,000)
Share-based payments and exercise of options			3,751,000				3,751,000		3,751,000
Distribution to shareholders		27,000					27,000		27,000
Elimination of non-controlling interest at disposal of subsidiaries								(151,000)	(151,000)
Total transactions with shareholders		(2,076,000)	3,751,000				1,675,000	$ (151,000)	1,524,000
Total Transaction With Shareholders Shares	56,930
Ending Balance at Dec. 31, 2022		23,685,000	144,240,000		3,493,000	(320,194,000)	(148,776,000)		(148,776,000)
Ending Balance (in Shares) at Dec. 31, 2022	19,709,240
Profit for the year						46,115,000	46,115,000		46,115,000
Other comprehensive income		187,000			1,650,000		1,837,000		1,837,000
Total comprehensive income for the year, net of tax		187,000			1,650,000	46,115,000	47,952,000		47,952,000
Share-based payments and exercise of options		1,659,000	(647,000)				1,012,000		1,012,000
Share-based payments and exercise of options (shares)	54,901
Total transactions with shareholders		1,659,000	(647,000)				1,012,000		1,012,000
Total Transaction With Shareholders Shares	54,901
Ending Balance at Dec. 31, 2023		25,531,000	143,593,000		5,143,000	(274,079,000)	(99,812,000)		(99,812,000)
Ending Balance (in Shares) at Dec. 31, 2023	19,764,141
Profit for the year									9,309,000
Other comprehensive income		(138,000)
Total comprehensive income for the year, net of tax		(138,000)							9,932,000
Share-based payments and exercise of options		300,000
Repurchase of shares under the put options and expiration of the put options		3,964,000
Total transactions with shareholders		4,264,000
Ending Balance at Jun. 30, 2024		29,657,000
Beginning Balance at Dec. 31, 2023		25,531,000	143,593,000		5,143,000	(274,079,000)	(99,812,000)		(99,812,000)
Beginning Balance (in Shares) at Dec. 31, 2023	19,764,141
Profit for the year						25,534,000	25,534,000		25,534,000
Other comprehensive income		(61,000)			747,000		686,000		686,000
Total comprehensive income for the year, net of tax		(61,000)			747,000	25,534,000	26,220,000		$ 26,220,000
Issue of shares to Cubic Games Studio Ltd's previous shareholders (in shares)	84,298								84,298
Issue of shares to Cubic Games Studio Ltd's previous shareholders									$ (2,103,000)
Share-based payments and exercise of options		402,000	806,000				1,208,000		$ 1,208,000
Share-based payments and exercise of options (shares)	19,487
Repurchase of shares under the put options and expiration of the put options (in shares)	(101,601)								(101,601)
Repurchase of shares under the put options and expiration of the put options		3,964,000					3,964,000		$ 3,964,000
Repaid fractional shares due to reverse stock split (in shares)	(97)								(97)
Shares issued in the ATM (in shares)	214
Shares issued in the ATM		(5,000)		$ 5,000
Repurchase of shares resulted from Tender offer (in shares)	(1,655,426)								(1,655,426)
Repurchase of shares resulted from Tender offer				(33,109,000)			(33,109,000)		$ (33,109,000)
Total transactions with shareholders		4,361,000	806,000	(33,104,000)			(27,937,000)		(27,937,000)
Total Transaction With Shareholders Shares	(1,653,125)
Ending Balance at Dec. 31, 2024		$ 29,831,000	$ 144,399,000	$ (33,104,000)	$ 5,890,000	$ (248,545,000)	$ (101,529,000)		$ (101,529,000)
Ending Balance (in Shares) at Dec. 31, 2024	18,111,016